Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRIMARY TREND FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000794801
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2015
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015
PRIMARY TREND FUND (Prospectus Summary) | PRIMARY TREND FUND | PRIMARY TREND FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFDX